Other disclosures - Commitments - Contractual Obligations and Recognised Non-Current Debt (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	kr 1,256	kr 1,336
Total obligations recognised in the balance sheet	1,256	1,336
Operating leases	4,896	5,861
Research and development obligations	4,772	2,774
Research and development - potential milestone payments	4,591	2,712
Purchase obligations relating to investments in property, plant and equipment	1,875	1,663
Other purchase obligations	8,429	9,232
Total obligations not recognised in the balance sheet	24,563	22,242
Total contractual obligations	25,819	23,578
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	13	27
Total obligations recognised in the balance sheet	13	27
Operating leases	1,007	1,098
Research and development obligations	2,014	1,912
Research and development - potential milestone payments	550	193
Purchase obligations relating to investments in property, plant and equipment	1,875	1,663
Other purchase obligations	4,392	5,192
Total obligations not recognised in the balance sheet	9,838	10,058
Total contractual obligations	9,851	10,085
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	25	54
Total obligations recognised in the balance sheet	25	54
Operating leases	1,463	1,486
Research and development obligations	1,715	767
Research and development - potential milestone payments	833	725
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	2,536	2,552
Total obligations not recognised in the balance sheet	6,547	5,530
Total contractual obligations	6,572	5,584
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	25	51
Total obligations recognised in the balance sheet	25	51
Operating leases	915	1,167
Research and development obligations	968	95
Research and development - potential milestone payments	818	166
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	1,095	1,474
Total obligations not recognised in the balance sheet	3,796	2,902
Total contractual obligations	3,821	2,953
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	1,193	1,204
Total obligations recognised in the balance sheet	1,193	1,204
Operating leases	1,511	2,110
Research and development obligations	75	0
Research and development - potential milestone payments	2,390	1,628
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	406	14
Total obligations not recognised in the balance sheet	4,382	3,752
Total contractual obligations	kr 5,575	kr 4,956